DSM Global Growth & Income Fund | Retail Class
DSM Global Growth & Income Fund
DSM GLOBAL GROWTH & INCOME FUND

Retail Class (DSMKX)

Supplement dated November 27, 2013 to

Prospectus dated October 10, 2013

At a meeting of the Board of Trustees of Professionally Managed Portfolios (the “Board”) held on November 11-12, 2013, the Board approved the addition of a shareholder servicing fee for the DSM Global Growth & Income Fund (the “Fund”) in the amount of 0.10% of average daily net assets effective November 30, 2013.  Accordingly, the following revisions are hereby made to the Prospectus.

The Fees and Expenses table on page 1 of the Retail Class Prospectus is hereby replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Global Growth & Income Fund Retail Class
Redemption Fee (as a percentage of amount redeemed (sold) within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Global Growth & Income Fund Retail Class
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses (includes shareholder servicing fee of 0.10%)	[1]	3.72%
Total Annual Fund Operating Expenses		4.87%
Fee Waiver/Expense Reimbursement	[2]	(3.52%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	DSM Capital Partners LLC (the "Advisor") has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.35% of the average daily net assets of the Retail Class shares (the "Expense Cap") through at least October 31, 2015. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
DSM Global Growth & Income Fund Retail Class	137	1,148

Please retain this Supplement with the Prospectus.